Statement -STATEMENTS OF OPERATIONS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Earnings Per Share, Basic	$ 0	$ 0
Earnings Per Share, Diluted	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic	0	0
Weighted Average Number of Shares Outstanding, Diluted	0	0